Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) (Huale Group Co.Limited) - Huale Group Co. Limited [Member] - USD ($)	Common Stock [Member]	Accumulated Deficit [Member]	Foreign Currency Translation Reserve [Member]	Non-controlling Interest [Member]	Total [Member]
Balance at Dec. 31, 2018	$ 100,000	$ (40,019)	$ (194)		$ 59,787
Net loss for the period		(28,265)			(28,265)
Foreign currency translation adjustment			515		515
Total comprehensive loss for the period		(28,265)	515		(27,750)
Balance at Jun. 30, 2019	100,000	(68,284)	321		32,037
Balance at Dec. 31, 2018	100,000	(40,019)	(194)		59,787
Balance at Dec. 31, 2019	100,000	(207,812)	(1,711)	(17,867)	(127,390)
Net loss for the period		(225,001)		(20,479)	(245,480)
Foreign currency translation adjustment			7,270	1,525	8,795
Total comprehensive loss for the period		(225,001)	7,270	(18,954)	(236,685)
Balance at Jun. 30, 2020	$ 100,000	$ (432,813)	$ 5,559	$ (36,821)	$ (364,075)